Accounts Receivables, Net (Details) - Schedule of company’s net accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s net accounts receivable [Abstract]
Trade accounts receivable	$ 156,852	$ 402,428
Less: allowance for doubtful accounts	(109,792)
Accounts receivable, net	$ 47,060	$ 402,428